Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Components Of Long-Term Debt

Long-term debt consisted of the following at March 31, 2017 and December 31, 2016 (in millions):

	March 31, 2017	December 31, 2016
Credit Facility	$381.7	$77.0
2020 Senior Notes	13.8	338.8
Fair value adjustment of 2020 Senior Notes	0.1	1.8
2022 Senior Notes	—	436.4
2023 Senior Notes	700.0	700.0
2025 Senior Notes	500.0	—
Other	3.3	3.7
Less: deferred financing costs, net	33.8	34.0

Total debt	1,565.1	1,523.7
Less: current portion	14.8	1.0

Total long-term debt, less current portion	$1,550.3	$1,522.7

Long-term debt consisted of the following at December 31, 2016 and 2015, (in millions):

	December 31, 2016	December 31, 2015
Credit Facility	$77.0	$735.0
2020 Senior Notes	338.8	500.0
Fair value adjustment of 2020 Senior Notes	1.8	3.3
2022 Senior Notes	436.4	600.0
2023 Senior Notes	700.0	700.0
Other	3.7	5.3
Less: deferred financing costs, net	34.0	40.9

Total Crestwood Midstream debt	1,523.7	2,502.7
Other	—	0.2

Total Crestwood Equity debt	1,523.7	2,502.9
Less: current portion	1.0	1.1

Total long-term debt, less current portion	$1,522.7	$2,501.8

Schedule of Maturities of Long-term Debt

The aggregate maturities of principal amounts on our outstanding long-term debt and other notes payable as of December 31, 2016 for the next five years and in total thereafter are as follows (in millions):

2017	$1.0
2018	0.9
2019	1.0
2020	417.8
2021	0.3
Thereafter	1,136.7

Total debt	$1,557.7